Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Income Before Taxes and Noncontrolling Interest for Domestic and Foreign Operations

The following is a summary of income before taxes and noncontrolling interest for domestic and foreign operations (thousands of dollars):

Year ended December 31,	2017	2016	2015
U.S.	$246,131	$218,810	$221,660
Foreign	12,899	12,713	(2,328)

Total income before income taxes	$259,030	$231,523	$219,332

Summary of Income Tax Expense (Benefit)

Income tax expense (benefit) consists of the following (thousands of dollars):

Year Ended December 31,	2017	2016	2015
Current:
Federal	$(1,316)	$541	$21,321
State	2,965	5,748	9,899
Foreign	5,203	4,298	650

	6,852	10,587	31,870

Deferred:
Federal	58,443	68,270	51,132
State	1,837	140	(2,574)
Foreign	(2,044)	(529)	(526)

	58,236	67,881	48,032

Total income tax expense	$65,088	$78,468	$79,902

Significant Components of Deferred Income Tax Expense (Benefit)

Deferred income tax expense (benefit) consists of the following significant components (thousands of dollars):

Year Ended December 31,	2017	2016	2015
Deferred federal and state:
Property-related items	$44,516	$76,217	$65,931
Purchased gas cost adjustments	8,500	361	(32,993)
Employee benefits	(2,517)	(1,327)	623
Regulatory Adjustments	14,401	6,322	1,545
All other deferred	(5,935)	(12,854)	13,787

Total deferred federal and state	58,965	68,719	48,893
Deferred ITC, net	(729)	(838)	(861)

Total deferred income tax expense	$58,236	$67,881	$48,032

Reconciliation of U.S Federal Statutory Rate to Consolidated Effective Tax Rate

A reconciliation of the U.S. federal statutory rate to the consolidated effective tax rate for 2017, 2016, and 2015 (and the sources of these differences and the effect of each) are summarized as follows:

Year Ended December 31,	2017	2016	2015
U.S. federal statutory income tax rate	35.0%	35.0%	35.0%
Net state taxes	1.1	1.4	1.8
Property-related items	—	—	0.1
Tax credits	(0.4)	(0.4)	(0.4)
Company owned life insurance	(1.6)	(1.2)	0.1
Change in U.S. Federal Income Tax Rate	(7.8)	—	—
All other differences	(1.2)	(0.9)	(0.2)

Consolidated effective income tax rate	25.1%	33.9%	36.4%

Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities consist of the following (thousands of dollars):

December 31,	2017	2016
Deferred tax assets:
Deferred income taxes for future amortization of ITC and excess deferred taxes	$98,912	$1,094
Employee benefits	31,323	38,231
Alternative minimum tax credit	4,390	4,827
Net operating losses and credits	11,460	1,204
Interest rate swap	3,037	6,080
Other	13,870	18,415
Valuation allowance	(728)	(495)

	162,264	69,356

Deferred tax liabilities:
Property-related items, including accelerated depreciation	598,371	872,136
Regulatory balancing accounts	6,067	1,104
Unamortized ITC	981	1,710
Debt-related costs	3,380	5,712
Intangibles	7,656	8,803
Other	21,289	19,256

	637,744	908,721

Net noncurrent deferred tax liabilities	$475,480	$839,365

Reconciliation of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (thousands of dollars):

	2017	2016
Unrecognized tax benefits at beginning of year	$1,231	$296
Gross increases – tax positions in prior period	100	897
Gross decreases – tax positions in prior period	—	—
Gross increases – current period tax positions	99	38
Gross decreases – current period tax positions	—	—
Settlements	—	—
Lapse in statute of limitations	—	—

Unrecognized tax benefits at end of year	$1,430	$1,231

Southwest Gas Corporation [Member]
Summary of Income Tax Expense (Benefit)

Income tax expense (benefit) consists of the following (thousands of dollars):

Year Ended December 31,	2017	2016	2015
Current:
Federal	$318	$(9,695)	$3,789
State	1,420	2,510	6,229

	1,738	(7,185)	10,018

Deferred:
Federal	60,662	66,037	53,657
State	735	(268)	(2,320)

	61,397	65,769	51,337

Total income tax expense from continuing operations	63,135	58,584	61,355
Discontinued operations	—	19,884	18,547

Total income tax expense	$63,135	$78,468	$79,902

Significant Components of Deferred Income Tax Expense (Benefit)

Deferred income tax expense (benefit) consists of the following significant components (thousands of dollars):

Year Ended December 31,	2017	2016	2015
Deferred federal and state:
Property-related items	$49,129	$72,811	$68,105
Purchased gas cost adjustments	8,500	361	(32,993)
Employee benefits	(5,707)	(139)	(4,795)
Regulatory Adjustments	14,401	6,322	1,545
All other deferred	(4,197)	(12,748)	20,336

Total deferred federal and state	62,126	66,607	52,198
Deferred ITC, net	(729)	(838)	(861)

Total deferred income tax expense	$61,397	$65,769	$51,337

Reconciliation of U.S Federal Statutory Rate to Consolidated Effective Tax Rate

A reconciliation of the U.S. federal statutory rate to the consolidated effective tax rate for 2017, 2016, and 2015 (and the sources of these differences and the effect of each) are summarized as follows:

Year Ended December 31,	2017	2016	2015
U.S. federal statutory income tax rate	35.0%	35.0%	35.0%
Net state taxes	0.6	0.8	1.0
Property-related items	—	—	0.1
Tax credits	(0.4)	(0.5)	(0.5)
Company owned life insurance	(1.7)	(1.5)	—
Change in U.S. Federal Income Tax Rate	(3.6)	—	—
All other differences	(1.2)	(0.9)	(0.1)

Effective income tax rate from continuing operations	28.7%	32.9%	35.5%

Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities consist of the following (thousands of dollars):

December 31,	2017	2016
Deferred tax assets:
Deferred income taxes for future amortization of ITC and excess deferred taxes	$98,912	$1,094
Employee benefits	18,707	22,426
Alternative minimum tax credit	4,390	4,827
Net operating losses and credits	10,070	—
Interest rate swap	3,037	6,080
Other	8,820	15,204
Valuation allowance	(58)	(223)

	143,878	49,408

Deferred tax liabilities:
Property-related items, including accelerated depreciation	561,493	830,758
Regulatory balancing accounts	6,067	1,104
Unamortized ITC	981	1,710
Debt-related costs	3,380	5,712
Other	17,200	16,233

	589,121	855,517

Net deferred tax liabilities before discontinued operations	445,243	806,109
Discontinued operations	—	33,256

Net deferred tax liabilities	$445,243	$839,365

Reconciliation of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (thousands of dollars):

	2017	2016
Unrecognized tax benefits at beginning of year	$903	$—
Gross increases – tax positions in prior period	67	865
Gross decreases – tax positions in prior period	—	—
Gross increases – current period tax positions	99	38
Gross decreases – current period tax positions	—	—
Settlements	—	—
Lapse in statute of limitations	—	—

Unrecognized tax benefits at end of year	$1,069	$903

Summary of Income Before Taxes for Continuing and Discontinued Operations

The following is a summary of income before taxes for continuing and discontinued operations (refer to Note 1 – Summary of Significant Accounting Policies) (thousands of dollars):

Year ended December 31,	2017	2016	2015
Income from continuing operations before income taxes	$219,953	$178,007	$172,980
Income from discontinued operations before income taxes	—	53,516	46,352

Total income before income taxes	$219,953	$231,523	$219,332